Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 59,202,000
Federal net operating loss carryforwards	$ 3,070,000
Ownership Percentage	50.00%
Valuation allowance	$ 18,051,182	$ 10,384,550
Valuation allowance increase	7,666,632
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 28,125,000